Leases - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Increase decrease in right of use assets	₩ 780,606	₩ 337,779
Cash outflow for leases	₩ 511,627	₩ 508,230	₩ 500,392